CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net income	$ 8,426	$ 6,479	$ 9,146	$ 12,059
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Provision for loan losses	1,054	2,011	2,520	4,134
Depreciation and amortization	1,608	1,581	2,111	2,096
Amortization/Accretion of investments	1,585	1,594	2,141	1,962
Gain on calls and sales of securities	(300)	(1,556)	(1,571)	(4,868)
Gain on sale of assets	(23)	56	61	259
ORE writedowns and loss on disposition	459	194	335	1,480
FHLB stock dividends	(3)	(2)	(4)	(4)
Net decrease (increase) in loans held for sale	88	250	469	(557)
Change in other assets and liabilities, net	1,852	3,446	1,958	338
Net Cash Provided By Operating Activities	14,746	14,053	17,166	16,899
Cash Flows From Investing Activities:
Funds invested in certificates of deposits	(10,000)	0
Proceeds from maturities and calls of HTM securities	6,775	12,414	16,184	144,640
Proceeds from maturities, calls and sales of AFS securities	467,335	579,284	626,433	782,706
Funds invested in HTM securities	0	(107,616)	(107,616)	(65,873)
Funds Invested in AFS securities	(490,898)	(478,595)	(533,320)	(884,258)
Proceeds from sale/redemption of Federal Home Loan Bank stock	2,955	1,252	3,268	4,030
Funds invested in Federal Home Loan Bank stock	(3,045)	(2,568)	(3,825)	(4,658)
Funds invested in time deposits with banks			0	(747)
Net (increase) decrease in loans	(44,542)	(64,665)	(78,777)	(63,864)
Purchases of premises and equipment	(1,687)	(1,495)	(1,757)	(1,566)
Proceeds from sales of premises and equipment	52	0	0	178
Proceeds from sales of other real estate owned	2,777	896	1,306	6,632
Net Cash Provided by (Used In) Investing Activities	(70,278)	(61,093)	(78,104)	(82,780)
Cash Flows from Financing Activities:
Net increase (decrease) in deposits	17,294	(1,989)	50,487	45,310
Net (decrease) increase in federal funds purchased and short-term borrowings	6,512	27,711	(8,958)	2,523
Proceeds from long-term borrowings	1,555	0	0	0
Repayment of long-term borrowings	(450)	(450)	(600)	(2,100)
Repurchase of common stock			0	(54)
Dividends paid	(3,316)	(3,635)	(4,740)	(6,007)
Net Cash (Used In) Provided by Financing Activities	21,595	21,637	36,189	39,672
Net (Decrease) In Cash and Cash Equivalents	(33,937)	(25,403)	(24,749)	(26,209)
Cash and cash equivalents at the beginning of the period	61,484	86,233	86,233	112,442
Cash and Cash Equivalents at the End of the Period	27,547	60,830	61,484	86,233
Noncash Activities:
Loans transferred to foreclosed assets	1,865	2,385	2,604	4,793
Cash Paid During the Period:
Interest on deposits and borrowed funds	7,198	8,606	11,610	13,789
Income taxes	$ 2,900	$ 1,850	$ 2,850	$ 5,800